Line of Business Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Line of Business Information
Line of Business Information
Our operations are organized into two lines of business: Investment Servicing and Investment Management, which are defined based on products and services provided. The results of operations for these lines of business are not necessarily comparable with those of other companies, including companies in the financial services industry.
Investment Servicing provides services for U.S. mutual funds, collective investment funds and other investment pools, corporate and public retirement plans, insurance companies, foundations and endowments worldwide. Products include: custody; product and participant level accounting; daily pricing and administration; master trust and master custody; depotbank services (a fund oversight role created by regulation); record-keeping; cash management; foreign exchange, brokerage and other trading services; securities finance; our enhanced custody product, which integrates principal securities lending and custody; deposit and short-term investment facilities; loans and lease financing; investment manager and alternative investment manager operations outsourcing; performance, risk and compliance analytics; and financial data management to support institutional investors. New products and services resulting from our acquisition of Charles River Development on October 1, 2018 include: portfolio modeling and construction; trade order management; investment risk and compliance; and wealth management solutions.
Investment Management, through State Street Global Advisors, provides a broad range of investment management strategies and products for our clients. Our investment management strategies and products span the risk/reward spectrum, including core and enhanced indexing, multi-asset strategies, active quantitative and fundamental active capabilities and alternative investment strategies. Our AUM is currently primarily weighted to indexed strategies. In addition, we provide a breadth of services and solutions, including environmental, social and governance investing, defined benefit and defined contribution and OCIO. State Street Global Advisors is also a provider of ETFs, including the SPDR® ETF brand.
Our investment servicing strategy is to focus on total client relationships and the full integration of our products and services across our client base through cross-selling opportunities. In general, our clients will use a combination of services, depending on their needs, rather than one product or service. For instance, a custody client may purchase securities finance and cash management services from different business units. Products and services that we provide to our clients are parts of an integrated offering to these clients. We price our products and services on the basis of overall client relationships and other factors; as a result, revenue may not necessarily reflect the stand-alone market price of these products and services within the business lines in the same way it would for separate business entities.
Our servicing and management fee revenue from the Investment Servicing and Investment Management business lines, including foreign exchange trading services and securities finance activities, represents approximately 75% to 80% of our consolidated total revenue. The remaining 20% to 25% is composed of processing fees and other revenue, including Charles River Development, as well as NII, which is largely generated by our investment of client deposits, short-term borrowings and long-term debt in a variety of assets, and net gains (losses) related to investment securities. These other revenue types are generally fully allocated to, or reside in, Investment Servicing and Investment Management.
Revenue and expenses are directly charged or allocated to our lines of business through management information systems. Assets and liabilities are allocated according to policies that support management’s strategic and tactical goals. Capital is allocated based on the relative risks and capital requirements inherent in each business line, along with management judgment. Capital allocations may not be representative of the capital that might be required if these lines of business were separate business entities.
The following is a summary of our line of business results for the periods indicated.
The “Other” column for the year ended December 31, 2018 included net costs of $398 million composed of the following:

•	Net repositioning charges related to organizational changes and management streamlining of $300 million;

•	Business exit costs of $24 million;

•	Legal and related expenses of $50 million; and

•	Net acquisition and restructuring costs of $24 million.
The "Other" column for the year ended December 31, 2017 included net acquisition and restructuring costs of $266 million.
The “Other” column for the year ended December 31, 2016 included net costs of $199 million composed of the following:

•	Net acquisition and restructuring costs of $209 million; and

•	Net severance costs associated with staffing realignment of $10 million.
The following is a summary of our line of business results for the periods indicated. The amounts in the “Other” columns were not allocated to our business lines. Prior reported results reflect reclassifications, for comparative purposes, related to management changes in methodologies associated with allocations of revenue and expenses to lines of business in 2018.

	Years Ended December 31,
	Investment Servicing			Investment Management(1)			Other			Total
(Dollars in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Servicing fees	$5,429	$5,365	$5,073	$—	$—	$—	$(8)	$—	$—	$5,421	$5,365	$5,073
Management fees(1)	—	—	—	1,851	1,616	1,292	—	—	—	1,851	1,616	1,292
Foreign exchange trading services(1)	1,071	999	1,038	130	72	61	—	—	—	1,201	1,071	1,099
Securities finance	543	606	562	—	—	—	—	—	—	543	606	562
Processing fees and other(2)	443	336	203	(5)	7	(29)	—	—	—	438	343	174
Total fee revenue(1)(2)	7,486	7,306	6,876	1,976	1,695	1,324	(8)	—	—	9,454	9,001	8,200
Net interest income	2,691	2,309	2,081	(20)	(5)	3	—	—	—	2,671	2,304	2,084
Gains (losses) related to investment securities, net	6	(39)	7	—	—	—	—	—	—	6	(39)	7
Total revenue(1)(2)	10,183	9,576	8,964	1,956	1,690	1,327	(8)	—	—	12,131	11,266	10,291
Provision for loan losses	15	2	10	—	—	—	—	—	—	15	2	10
Total expenses(1)(2)	7,081	6,717	6,660	1,544	1,286	1,218	390	266	199	9,015	8,269	8,077
Income before income tax expense	$3,087	$2,857	$2,294	$412	$404	$109	$(398)	$(266)	$(199)	$3,101	$2,995	$2,204
Pre-tax margin	30%	30%	26%	21%	24%	8%				26%	27%	21%

Average assets (in billions)	$220.2	$214.0	$225.3	$3.2	$5.4	$4.4				$223.4	$219.4	$229.7

(1) The new revenue recognition standard contributed approximately $248 million in Investment Management total revenue, including approximately $190 million in management fees and $58 million in foreign exchange trading services, and $248 million in Investment Management total expenses for 2018 compared to 2017.
(2) Investment Servicing includes results from our acquisition of Charles River Development on October 1, 2018, which is described in Note 1.